Goodwill and Other Intangible Assets (Summary of Goodwill by Groups of Cash Generating Unit) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 12,368	$ 12,220
Groups of Cash-generating units [Member] | Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	154	154
Groups of Cash-generating units [Member] | Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	4,389	4,389
Groups of Cash-generating units [Member] | North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	6,898	6,898
Groups of Cash-generating units [Member] | International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 927	$ 779